UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Patrick M. Patalino, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  June 30, 2007
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Select Funds Annual Report for the period ended June 30, 2007.

                          |
                          |
                          |
   BARON PARTNERS FUND    |
                          |
   BARON FUNDS            |   SEMI ANNUAL FINANCIAL REPORT
--------------------------
                          |
   JUNE 30, 2007          |
--------------------------|----------------------------------------------------

DEAR BARON PARTNERS FUND SHAREHOLDER:

In this report you will find the unaudited financial statements for Baron Partners Fund for the six months ended June 30, 2007. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron                       /s/ Linda S. Martinson                 /s/ Peggy Wong

    Ronald Baron                           Linda S. Martinson                     Peggy Wong
    Chief Executive Officer and Chief      President and Chief Operating Officer  Treasurer and Chief
    Investment Officer                     August 27, 2007                        Financial Officer
    August 27, 2007                                                               August 27, 2007

--------

This Semi Annual Financial Report is for the Baron Select Funds which currently has one series: Baron Partners Fund. If you are interested in the Baron Investment Funds Trust which contains Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, please visit the Funds' website www.BaronFunds.com or contact us at 1-800-99-BARON.

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766. Schedule of Portfolio Holdings current to the most recent quarter is also available at www.BaronFunds.com.

Some of the comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The
investment return and principal value of an investment will
fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or  [Registered
send money. This report is not authorized for use as an offer of    Castle Logo]
sale or a solicitation of an offer to buy shares of Baron           B A R O N
Partners Fund unless accompanied or preceded by the Fund's          F U N D S(r)
current prospectus.

                            [registered castle logo]

                              B   A  R  O   N
                              F  U  N  D  S(r)

                         767 Fifth Avenue, 49/th/ Fl.
                              New York, NY 10153
                                1.800.99.BARON
                                 212-583-2000
                              www.BaronFunds.com

BARON PARTNERS FUND
--------------------------------------------------------------------------------





----------------------------------------------------
Baron Partners Fund
----------------------------------------------------
Ticker Symbol: BPTRX
----------------------------------------------------
Performance                             3
Top 10 Holdings                         4
Top 10 Industry Groups                  4
Management's Discussion of
Fund Performance                        4
----------------------------------------------------
Fund Expenses                           5
----------------------------------------------------
Financial Statements
----------------------------------------------------
Statement of Net Assets                 6
Statement of Assets and
Liabilities                             7
Statement of Operations                 7
Statements of Changes in Net
Assets                                  8
Statement of Cash Flows                 8
Notes to Financial Statements           9
Financial Highlights                   12
----------------------------------------------------
Disclosure Regarding Approval of
Investment Advisory Contracts          13
----------------------------------------------------

           [Registered Castle Logo]
                B  A  R  O  N
                F  U  N  D  S(r)

                1.800.99.BARON
              www.BaronFunds.com
          (C)2007 All Rights Reserved

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
                   IN BARON PARTNERS FUND IN RELATION TO THE
                     S&P 500 and the Russell 2000 Indexes

                                  [Line Graph]

                 Baron Partners
                 Fund (1),(2),(3)           S&P 500(1)           Russell 2000(1)
                 ----------------           ----------           ---------------
01/31/1992            $11,963               $10,958               $10,953
12/31/1993             16,210                12,059                13,021
12/31/1994             16,895                12,213                12,784
12/31/1995             24,612                16,797                16,421
12/31/1996             29,452                20,656                19,130
12/31/1997             47,671                27,544                23,408
12/31/1998             53,059                35,418                22,812
12/31/1999             64,247                42,865                27,661
12/31/2000             67,123                38,943                26,825
12/31/2001             56,347                34,306                27,492
12/31/2002             45,982                26,707                21,861
12/31/2003             61,963                34,350                32,191
12/31/2004             88,203                38,099                38,091
12/31/2005            100,873                39,958                39,825
12/31/2006            122,607                46,271                47,140
06/30/2007            130,798                49,504                50,180

Information Presented by Fiscal Year as of December 31
and for the Six Months ended June 30, 2007



                         AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE PERIODS ENDED JUNE 30, 2007

                               Six Months                                    Since Inception
                            (Not Annualized) One Year Five Years Ten Years  January 31, 1992(2)
------------------------------------------------------------------------------------------------
Baron Partners Fund(1)(3)         6.68%       18.07%    19.23%     13.58%         18.15%
Russell 2000(1)                   6.45%       16.43%    13.88%      9.06%         11.03%
S&P 500(1)                        6.99%       20.56%    10.70%      7.11%         10.93%

--------

(1) The S&P 500 and the Russell 2000 are unmanaged indexes. The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. The Russell 2000 measures the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization. The S&P 500, the Russell 2000, and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Since inception, January 31, 1992, Baron Partners Fund's predecessor was a limited investment partnership, which imposed different advisory fees, operating expenses, and no dividend or capital gain distributions. The restated performance information reflects the imposition of the same advisory fees and expenses that would have been applied historically if the Fund had had its current structure since inception in accordance with SEC guidelines. The performance data include the predecessor partnership's performance for the periods before the Fund's registration statement became effective on April 30, 2003. The predecessor partnership was not registered under the 1940 Act. Hence it wasn't subject to certain investment restrictions imposed by the 1940 Act and by the Internal Revenue Code of 1986, which if applicable, might have adversely affected the performance of the Fund.

(3) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

                                TOP 10 HOLDINGS
                              AS OF JUNE 30, 2007
           ----------------------------------------------------------
                                                            % of Long
                                                            Positions
           ----------------------------------------------------------
           Wynn Resorts, Ltd.                                  5.6%
           Las Vegas Sands Corp.                               4.4%
           Chicago Mercantile Exchange Holdings, Inc., Cl A    4.2%
           Manor Care, Inc.                                    4.1%
           Whole Foods Market, Inc.                            4.1%
           Boyd Gaming, Inc.                                   3.9%
           CheckFree Corp.                                     3.5%
           Jefferies Group, Inc.                               3.2%
           Penn National Gaming, Inc.                          3.1%
           AllianceBernstein Holding L.P.                      3.0%
           ----------------------------------------------------------
                                                              39.1%
           ----------------------------------------------------------


                            TOP 10 INDUSTRY GROUPS
                              AS OF JUNE 30, 2007
                      (AS A PERCENTAGE OF LONG POSITIONS)

                                    [Pie Chart]


           Recreation and Resorts                         18.6%
           Financial Services - Brokerage & Exchanges     10.6%
           Business Services                               9.5%
           Financial Services - Asset Management           8.1%
           Retail - Specialty Stores                       6.5%
           Distribution                                    5.6%
           Real Estate - REITs                             5.6%
           Healthcare Products                             5.5%
           Healthcare Facilities                           5.4%
           Retail - Consumer Staples                       4.1%
           Other                                          20.5%


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

Baron Partners Fund gained 6.68% for the six-month period ended June 30, 2007. These results were in-line with the returns of the Fund's comparative indexes. The Russell 2000 gained 6.45% and the S&P 500 gained 6.99% for the six months ended June 30, 2007. The Fund's results lagged those of its mid-cap growth peers. According to Morningstar,* an average fund in its mid-cap growth category (consisting of 999 funds at June 30, 2007) which includes the Fund gained 12.33% for the six-months ended June 30, 2007.

Baron Partners Fund outperformed its Morningstar peer group of mid-cap growth funds for the three-, five- and ten-year periods ended June 30, 2007 and underperformed its Morningstar peer group for the one-year period ended June 30, 2007. For the one year ended June 30, 2007, the Fund gained 18.07% per year as compared to 19.00% per year for its mid-cap growth peers (consisting of 983 funds at June 30, 2007). For the three years ended June 30, 2007, the Fund gained 21.63% per year as compared to 13.26% per year for the Morningstar mid-cap growth category (consisting of 814 funds at June 30, 2007). For the five years, ended June 30, 2007, the Fund gained 19.23% per year as compared to 12.61% per year for the Morningstar mid-cap growth category (consisting of 662 funds at June 30, 2007). For the ten years ended June 30, 2007, the Fund gained 13.58% per year as compared to 8.65% per year for the Morningstar mid-cap growth category (consisting of 269 funds at June 30, 2007).

Baron Partners Fund, like the other Baron Funds, uses value purchase disciplines to invest in all-cap companies that we believe have significant long-term growth opportunities. We believe that our independent research will identify investment opportunities that are attractively priced relative to their future prospects. However, the Baron Partners Fund is different from the other Baron Funds with its non-diversified portfolio and its ability to leverage and sell short.

The Fund's best performing industry was Financial Services-Asset Management, as many firms in the category showed solid asset growth, which led to higher revenue and earnings. With the S&P 500 increasing more than 6%, most firms in the industry, including the majority of the Fund's holdings benefited from the market appreciation and increased investor confidence. The Fund was also positively impacted by its holdings in Healthcare Facilities and Financial Services-Brokerage & Exchanges.

The Fund was negatively impacted by the Retail-Consumer Staples industry. Whole Foods Market, the only portfolio security in the Consumer Staples industry, performed poorly. An accelerated schedule of new store openings, as well as a failure of stores already in the central store base, has continued to weigh on the store contribution margin. To be prudent, management guided to an operating margin decline for the full year, expecting continued de-leverage on the direct store expense line. In addition, Whole Foods announced that the FTC was attempting to block its proposed acquisition of Wild Oats Markets (subsequently, the U.S. District for the District of Columbia denied the FTC's attempt to block the acquisition). We had expected the deal to be highly accretive in the long term as Whole Foods' improved the productivity of the chain. However, despite Whole Foods' current struggles, we remain focused on the company's long-term prospects. The Fund was also negatively impacted by its holdings in Real Estate sector.

The Fund expects to continue to establish long positions in securities that, in our opinion, have favorable price-to-value characteristics based on our assessment of their prospects for future growth and profitability. The Fund may establish short positions in securities that we believe have limited growth prospects, are poorly managed, have a highly leveraged balance sheet, or are over-priced.
----------------
* The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

JUNE 30, 2007                                              BARON PARTNERS FUND
--------------------------------------------------------------------------------

FUND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2007(1)

                                                                               EXPENSES
                      ACTUAL      BEGINNING         ENDING       ANNUALIZED   PAID DURING
                      TOTAL     ACCOUNT VALUE    ACCOUNT VALUE    EXPENSE        THE
                      RETURN   JANUARY 1, 2007   JUNE 30, 2007    RATIO(3)     PERIOD(2)
                      ------   ---------------   -------------   ----------   -----------
BARON PARTNERS FUND    6.68%     $1,000.00         $1,066.81       1.59%         $8.15

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2007

                                                                                     EXPENSES
                      HYPOTHETICAL      BEGINNING         ENDING       ANNUALIZED   PAID DURING
                       ANNUALIZED     ACCOUNT VALUE    ACCOUNT VALUE    EXPENSE         THE
                      TOTAL RETURN   JANUARY 1, 2007   JUNE 30, 2007   RATIO(3)      PERIOD(2)
                      ------------   ---------------   -------------   ----------   -----------
BARON PARTNERS FUND      5.00%          $1,000.00        $1,016.91       1.59%         $7.95

--------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(3) Annualized Expense Ratio for the six months ended June 30, 2007, includes 1.29% for operating expenses and 0.30% for interest expense.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)

      Shares                                                  Cost            Value
---------------------------------------------------------------------------------------
COMMON STOCKS (111.96%)
---------------------------------------------------------------------------------------
           ADVERTISING SERVICES (1.95%)
   935,000 Clear Channel Outdoor
             Holdings, Inc., Cl A(1)                      $ 26,916,091    $ 26,497,900
 1,100,000 JC Decaux SA(2)                                  34,371,664      35,033,900
                                                          ------------    ------------
                                                            61,287,755      61,531,800

           BUSINESS SERVICES (10.65%)
 1,800,000 ChoicePoint, Inc.(1)(4)                          60,499,669      76,410,000
 1,450,000 Ecolab, Inc.                                     63,549,749      61,915,000
   888,600 FactSet Research Systems, Inc.                   53,429,784      60,735,810
 3,850,000 Iron Mountain, Inc.(1)                           78,864,140     100,600,500
10,000,000 Li & Fung, Ltd.(2)                               24,975,775      36,001,000
                                                          ------------    ------------
                                                           281,319,117     335,662,310

           DISTRIBUTION (6.29%)
 2,500,000 Fastenal Co.                                     95,971,606     104,650,000
 1,700,000 MSC Industrial Direct Co., Inc., Cl A            85,566,479      93,500,000
                                                          ------------    ------------
                                                           181,538,085     198,150,000

           EDUCATION (0.67%)
   160,000 Strayer Education, Inc.                          16,954,684      21,073,600

           ENERGY SERVICES (2.81%)
 2,500,000 Helmerich & Payne, Inc.                          67,113,234      88,550,000

           FINANCIAL SERVICES -- ASSET
             MANAGEMENT (9.09%)
 1,214,000 AllianceBernstein Holding L.P.                   64,782,669     105,727,260
   525,000 Brookfield Asset
             Management, Inc., Cl A(2)                      18,887,521      20,947,500
 1,600,000 Eaton Vance Corp.                                53,351,994      70,688,000
   500,000 Fortress Investment Group, LLC, Cl A             10,536,620      11,910,000
 1,025,000 Nuveen Investments, Inc., Cl A                   34,752,789      63,703,750
   454,500 The Blackstone Group L.P.(1)                     14,089,500      13,303,215
                                                           ------------   ------------
                                                            196,401,093    286,279,725

           FINANCIAL SERVICES -- BROKERAGE &
             EXCHANGES (11.89%)
 5,000,000 Charles Schwab Corp.                              51,307,910    102,600,000
   278,600 Chicago Mercantile Exchange
             Holdings, Inc., Cl A                            99,927,337    148,872,696
 4,150,000 Jefferies Group, Inc.                             99,652,451    111,967,000
   375,000 The Nasdaq Stock Market, Inc.(1)                  12,466,131     11,141,250
                                                           ------------   ------------
                                                            263,353,829    374,580,946

           FINANCIAL SERVICES --
             INSURANCE (2.65%)
 1,150,000 Arch Capital Group, Ltd.(1)(2)                    56,427,504     83,421,000

           GAMING SERVICES (1.61%)
 1,450,000 Scientific Games Corp., Cl A(1)                   44,369,561     50,677,500

           HEALTHCARE FACILITIES (6.11%)
 1,000,000 Brookdale Senior Living, Inc.                     40,189,610     45,570,000
 2,250,000 Manor Care, Inc.                                  86,303,305    146,902,500
                                                           ------------   ------------
                                                            126,492,915    192,472,500

           HEALTHCARE PRODUCTS (6.17%)
 1,100,000 Edwards Lifesciences Corp.(1)                     54,883,749     54,274,000
 2,295,000 Varian Medical Systems, Inc.(1)                  108,229,325     97,560,450
   500,000 Zimmer Holdings, Inc.(1)                          30,747,962     42,445,000
                                                           ------------   ------------
                                                            193,861,036    194,279,450

           HEALTHCARE SERVICES (1.95%)
 3,100,000 HLTH Corp.(1) (formerly Emdeon Corp.)             46,429,649     43,431,000
   350,000 Quest Diagnostics, Inc.                           17,672,661     18,077,500
                                                           ------------   ------------
                                                             64,102,310     61,508,500

           INFORMATION TECHNOLOGY
             SERVICES (3.89%)
 3,050,000 CheckFree Corp.(1)                               117,486,211    122,610,000

    Shares                                                    Cost           Value
---------- --------------------------------------------- -------------- --------------
           REAL ESTATE (1.15%)
   550,000 CoStar Group, Inc.(1)                         $   21,612,360 $   29,084,000
   115,000 Forest City Enterprises, Inc., Cl A                6,261,686      7,070,200
                                                         -------------- --------------
                                                             27,874,046     36,154,200

           REAL ESTATE -- HOME
            BUILDING (1.27%)
 1,600,000 Toll Brothers, Inc.(1)                            44,435,752     39,968,000

           REAL ESTATE -- REITS (6.28%)
   249,000 AvalonBay Communities, Inc.                       26,487,851     29,601,120
   325,000 Boston Properties, Inc.                           23,386,722     33,192,250
 1,600,000 Douglas Emmett, Inc.                              39,789,684     39,584,000
   500,000 General Growth Properties, Inc.                   16,096,149     26,475,000
   650,000 Kimco Realty Corp.                                17,349,570     24,745,500
   300,000 SL Green Realty Corp.                             40,875,871     37,167,000
    65,000 Vornado Realty Trust                               7,416,346      7,139,600
                                                         -------------- --------------
                                                            171,402,193    197,904,470

           RECREATION AND RESORTS (20.36%)
 2,850,000 Boyd Gaming Corp.                                116,716,760    140,191,500
 1,250,000 Fontainebleau Resorts, LLC(1)(3)                  15,000,000     15,000,000
 3,900,000 Kerzner Intl. Holdings, Ltd., Cl A(1)(2)(3)       39,000,000     39,000,000
 2,050,000 Las Vegas Sands Corp.(1)                         116,098,839    156,599,500
 1,850,000 Penn National Gaming, Inc.(1)                     65,790,607    111,166,500
 2,000,000 Wynn Resorts, Ltd.(1)                            100,728,934    179,380,000
                                                         -------------- --------------
                                                            453,335,140    641,337,500

           RETAIL -- CONSUMER STAPLES (4.62%)
 3,800,000 Whole Foods Market, Inc.                         173,165,059    145,540,000

           RETAIL -- SPECIALTY STORES (7.32%)
   550,000 Blue Nile, Inc.(1)                                14,760,565     33,220,000
 2,725,000 CarMax, Inc.(1)                                   54,668,920     69,487,500
   425,000 Coach, Inc.(1)                                    20,581,390     20,140,750
 1,050,000 Dick's Sporting Goods, Inc.(1)                    32,168,945     61,078,500
   400,000 J. Crew Group, Inc.(1)                            16,531,586     21,636,000
 1,050,000 Urban Outfitters, Inc.(1)                         16,903,257     25,231,500
                                                         -------------- --------------
                                                            155,614,663    230,794,250

           TRANSPORTATION (3.30%)
   880,000 C. H. Robinson Worldwide, Inc.                    24,227,605     46,217,600
 1,400,000 Expeditors International of
             Washington, Inc.                                47,170,839     57,820,000
                                                         -------------- --------------
                                                             71,398,444    104,037,600

           UTILITY SERVICES (1.93%)
 1,500,000 ITC Holdings Corp.                                47,510,701     60,945,000
                                                         -------------- --------------
TOTAL COMMON STOCKS                                       2,815,443,332  3,527,478,351
                                                         -------------- --------------

PRINCIPAL AMOUNT
-------------------------------------------------------- -------------- --------------
CORPORATE BONDS (0.62%)
---------------------------------------------------------------------------------------

           RECREATION AND RESORTS
$5,000,000 Wynn Resorts, Ltd.
             6.00% Sub. Conv. Deb. due 07/15/2015             3,631,478     19,496,875
                                                         -------------- --------------
TOTAL INVESTMENTS (112.58%)                              $2,819,074,810  3,546,975,226
                                                         ==============
LIABILITIES LESS CASH AND OTHER
  ASSETS (-12.58%)                                                        (396,395,038)
                                                                        --------------
NET ASSETS (EQUIVALENT TO $23.78 PER SHARE
  BASED ON 132,472,870 SHARES OUTSTANDING)                              $3,150,580,188
                                                                        ==============

----------------
 %   Represents percentage of net assets.
(1)  Non-income producing securities.
(2)  Foreign domiciled corporation.
(3)  See Note 8 regarding Restricted and Fair Valued Securities.
(4) Represents securities or a portion thereof, in segregated custodian account. See Note 9.

                      See Notes to Financial Statements.

JUNE 30, 2007                                              BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

ASSETS:
  Investments in securities, at value (Cost $2,819,074,810)      $3,546,975,226
  Cash                                                                   24,813
  Receivable for shares sold                                          5,024,672
  Receivable for securities sold                                      3,412,149
  Dividends and interest receivable                                   1,981,704
  Prepaid expenses                                                       24,211
                                                                 --------------
                                                                  3,557,442,775
                                                                 --------------
LIABILITIES:
  Payable for borrowings against line of credit                     378,900,000
  Payable for shares redeemed                                        13,660,974
  Payable for securities purchased                                   12,206,422
  Accrued expenses and other payables                                 2,095,191
                                                                 --------------
                                                                    406,862,587
                                                                 --------------
NET ASSETS                                                       $3,150,580,188
                                                                 ==============
NET ASSETS CONSIST OF:
  Capital paid-in                                                $2,355,755,252
  Accumulated net investment loss                                    (8,341,823)
  Accumulated net realized gain on investments                       75,266,343
  Net unrealized appreciation of investments                        727,900,416
                                                                 --------------
NET ASSETS                                                       $3,150,580,188
                                                                 ==============
SHARES OUTSTANDING ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)   132,472,870
                                                                 ==============
NET ASSET VALUE PER SHARE                                        $        23.78
                                                                 ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
  INCOME:
    Interest                                                             $    997,231
    Dividends                                                              13,887,535
                                                                         ------------
    Total income                                                           14,884,766
                                                                         ------------
  EXPENSES:
    Investment advisory fees                                               14,596,679
    Distribution fees                                                       3,649,170
    Shareholder servicing agent fees                                          240,172
    Reports to shareholders                                                   150,900
    Custodian fees                                                             57,685
    Trustee fees                                                               53,810
    Professional fees                                                          50,115
    Registration and filing fees                                               28,190
    Proxy expense                                                              22,922
    Miscellaneous                                                              18,066
                                                                         ------------
    Total operating expenses                                               18,867,709
    Interest expense                                                        4,411,527
                                                                         ------------
    Total expenses                                                         23,279,236
    Expense offsets                                                           (52,647)
                                                                         ------------
    Net expenses                                                           23,226,589
                                                                         ------------
    Net investment loss                                                    (8,341,823)
                                                                         ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments sold                                  79,428,308
    Net change in unrealized appreciation/depreciation of investments      97,725,992
                                                                         ------------
    Net gain on investments                                               177,154,300
                                                                         ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $168,812,477
                                                                         ============

                      See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                      FOR THE           FOR THE
                                                                  SIX MONTHS ENDED    YEAR ENDED
                                                                   JUNE 30, 2007   DECEMBER 31, 2006
                                                                  ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment loss                                              $   (8,341,823)  $  (14,208,767)
  Net realized gain                                                    79,428,308       15,386,260
  Net change in unrealized appreciation/depreciation                   97,725,992      350,628,398
                                                                   --------------   --------------
  Increase in net assets resulting from operations                    168,812,477      351,805,891
                                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments                                     (6,502,363)      (6,212,696)
                                                                   --------------   --------------
  Decrease in net assets from distributions to shareholders            (6,502,363)      (6,212,696)
                                                                   --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from the sale of shares                                    967,764,000    1,129,088,771
  Net asset value of shares issued in reinvestment of dividends         6,170,795        5,867,920
  Cost of shares redeemed                                            (388,734,036)    (480,519,337)
                                                                   --------------   --------------
  Increase in net assets derived from capital share transactions      585,200,759      654,437,354
                                                                   --------------   --------------
  Net increase in net assets                                          747,510,873    1,000,030,549
NET ASSETS:
  Beginning of period                                               2,403,069,315    1,403,038,766
                                                                   --------------   --------------
  End of period                                                    $3,150,580,188   $2,403,069,315
                                                                   ==============   ==============
ACCUMULATED NET INVESTMENT LOSS AT END OF PERIOD                   $   (8,341,823)  $            0
                                                                   ==============   ==============
SHARES:
  Shares sold                                                          41,160,561       55,234,988
  Shares issued in reinvestment of dividends                              267,018          262,312
  Shares redeemed                                                     (16,504,124)     (24,056,794)
                                                                   --------------   --------------
NET INCREASE                                                           24,923,455       31,440,506
                                                                   ==============   ==============

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         FOR THE
                                                                     SIX MONTHS ENDED
                                                                      JUNE 30, 2007
                                                                     ----------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
  Sales of capital shares                                            $   974,917,747
  Cash distributions paid                                                   (331,568)
  Repurchase of capital shares                                          (376,158,792)
                                                                     ---------------
  Cash provided by capital share transactions                            598,427,387
                                                                     ---------------
  Increase in payable for borrowings against line of credit              378,900,000
                                                                     ---------------
                                                                         977,327,387
                                                                     ---------------
CASH PROVIDED (USED) BY OPERATIONS:
  Purchase of portfolio securities                                    (1,427,229,882)
  Proceeds from sales of portfolio securities                            455,298,048
  Other decreases                                                             (3,556)
                                                                     ---------------
                                                                        (971,935,390)
                                                                     ---------------
  Net investment loss                                                     (8,341,823)
  Net change in receivables/payables related to operations                 2,861,307
                                                                     ---------------
                                                                        (977,415,906)
                                                                     ---------------
  Net decrease in cash and cash equivalents                                  (88,519)
                                                                     ---------------
  Cash and cash equivalents beginning of period                              113,332
                                                                     ---------------
  Cash and cash equivalents end of period                            $        24,813
                                                                     ===============
  Supplemental cash flow information:
    Interest paid                                                    $     2,485,131
                                                                     ===============
  Non-cash financing activities:
    Net asset value of shares issued in reinvestment of dividends    $     6,170,795
                                                                     ===============

                      See Notes to Financial Statements.

JUNE 30, 2007                                              BARON PARTNERS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) FOREIGN CURRENCY TRANSLATIONS. Values of investments denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE OFFSETS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. The Fund's expenses were reduced by expense offsets from an unaffiliated transfer agent. The Fund earned cash management credits which were used to reduce Shareholder servicing agent fees and expenses. These offsets are included in Expense offsets on the Statement of Operations.

(d) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(e) RESTRICTED SECURITIES. The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(f) DISTRIBUTIONS. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, and wash sale losses deferred. Distributions received from certain investments held by the Fund may be comprised of dividends, realized gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

(g) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

BARON PARTNERS FUND
--------------------------------------------------------------------------------
(2) SIGNIFICANT ACCOUNTING POLICIES. (CONTINUED)

the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(h) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(i) CASH AND CASH EQUIVALENTS. The Fund considers all short term liquid investments with a maturity of three months of less when purchased to be cash equivalents.

(j) NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"). SFAS 157, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. SFAS 157 if effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact, if any, of applying the various provisions of SFAS 157.

(3) PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 2007, purchases and sales of securities, other than short term securities, aggregated $1,431,170,661 and $395,603,985, respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

(c) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank in the amount of $450,000,000 to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 0.75%.

During the six months ended June 30, 2007, the Fund had an average daily balance on the line of credit of $140,686,657 at a weighted average interest rate of 6.32%. At June 30, 2007, the Fund had an outstanding loan in the amount of $378,900,000 under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the

JUNE 30, 2007                                              BARON PARTNERS FUND
--------------------------------------------------------------------------------

(6) SWAP CONTRACTS. (CONTINUED)

underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities. During the six months ended June 30, 2007, there were no swap contracts outstanding.

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

(8) RESTRICTED SECURITIES.

At June 30, 2007, investments in securities included a security that is restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2007, the Fund held an investment in a restricted and illiquid security that was valued under approved methods as follows:

                                                  ACQUISITION
NAME OF ISSUER                                    DATE        VALUE
--------------                                    ----------- -----------
COMMON STOCK
  Kerzner Intl. Holdings, Ltd., Cl A (see Note 9)
    (Cost $39,000,000) (1.24% of Net Assets)      09/27/06    $39,000,000


(9) COMMITMENTS AND CONTINGENCIES. On September 27, 2006, Baron Partners Fund, in connection with its investment in Kerzner Intl. Holdings Ltd. ("Kerzner"), agreed to guarantee ("Windstorm Guarantee") its proportionate share (based on the Fund's ownership interests in Kerzner), of certain obligations relating to amounts that may become payable due to wind or storm damage at Kerzner's Bahamian properties to the lenders that financed the Kerzner acquisition. The maximum amount of potential future payments by the Fund would be $3,334,656. The Windstorm Guarantee will expire June 2009. Accordingly, Baron Partners Fund has segregated securities valued in excess of the guarantee amount to meet these contingencies.

(10) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Net investment loss and realized and unrealized gains differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2007, the components of net assets on a tax basis were as follows:

Cost of investments                            $2,819,302,728
                                               ==============
Gross tax unrealized appreciation                 799,334,990
Gross tax unrealized depreciation                 (71,662,492)
                                               --------------
Net tax unrealized appreciation on investments    727,672,498
Accumulated net investment loss                    (8,341,823)
Accumulated net realized gain on investments       75,494,261
Capital paid-in                                 2,355,755,252
                                               --------------
Net Assets                                     $3,150,580,188
                                               ==============

The tax character of distributions paid during the six month period ended June 30, 2007 and the fiscal year ended December 31, 2006 was as follows:

                           SIX MONTHS ENDED      YEAR ENDED
                            JUNE 30, 2007     DECEMBER 31, 2006
                           ----------------   -----------------

Long-Term Capital Gains    $6,502,363         $6,212,696

BARON PARTNERS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period:

                                                                            SIX MONTHS
                                                                               ENDED
                                                                           JUNE 30, 2007
                                                                          -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $  22.34
                                                                           --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                           (0.07)(2)
Net realized and unrealized gain on investments                                1.56
                                                                           --------
   TOTAL FROM INVESTMENT OPERATIONS                                            1.49
                                                                           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                       0.00
   Net realized gain on investments                                           (0.05)
                                                                           --------
   TOTAL DISTRIBUTIONS                                                        (0.05)
                                                                           --------
NET ASSET VALUE, END OF PERIOD                                             $  23.78
                                                                           ========
   TOTAL RETURN                                                                6.68%(3)
                                                                           ========
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                                    $3,150.6
Ratio of total expenses to average net assets                                  1.59%(4)
Less: Ratio of interest expense to average net assets                         (0.30)%(4)
                                                                           --------
Ratio of operating expenses to average net assets                              1.29%(4)
                                                                           ========
Less: Expense reimbursements and/or offsets                                    0.00%(4)(5)
                                                                           --------
Ratio of net expenses, excluding interest expense, to average net assets       1.29%(4)
                                                                           ========
Ratio of net investment loss to average net assets                            (0.57)%(4)
Portfolio turnover rate                                                       12.95%(3)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                         ------------------------------------------
                                                                              2006         2005      2004     2003(1)
                                                                         --------       --------   ------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $  18.43       $  16.85   $12.17    $10.00
                                                                         --------       --------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                         (0.16)(2)      (0.13)   (0.06)    (0.10)
Net realized and unrealized gain on investments                              4.13           2.49     5.17      3.63
                                                                         --------       --------   ------    ------
   TOTAL FROM INVESTMENT OPERATIONS                                          3.97           2.36     5.11      3.53
                                                                         --------       --------   ------    ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     0.00           0.00     0.00      0.00
   Net realized gain on investments                                         (0.06)         (0.78)   (0.43)    (1.36)
                                                                         --------       --------   ------    ------
   TOTAL DISTRIBUTIONS                                                      (0.06)         (0.78)   (0.43)    (1.36)
                                                                         --------       --------   ------    ------
NET ASSET VALUE, END OF PERIOD                                           $  22.34       $  18.43   $16.85    $12.17
                                                                         ========       ========   ======    ======
   TOTAL RETURN                                                             21.55%         14.37%   42.35%    35.76%(3)
                                                                         ========       ========   ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                                  $2,403.1       $1,403.0   $632.7    $164.3
Ratio of total expenses to average net assets                                1.77%          1.62%    1.46%     1.77%(4)
Less: Ratio of interest expense to average net assets                       (0.45)%        (0.27)%  (0.12)%   (0.37)%(4)
                                                                         --------       --------   ------    ------
Ratio of operating expenses to average net assets                            1.32%          1.35%    1.34%     1.40%(4)
                                                                         ========       ========   ======    ======
Less: Expense reimbursements and/or offsets                                    --             --       --        --
                                                                         --------       --------   ------    ------
Ratio of net expenses, excluding interest expense, to average net assets     1.32%          1.35%    1.34%     1.40%(4)
                                                                         ========       ========   ======    ======
Ratio of net investment loss to average net assets                          (0.80)%        (0.85)%  (0.83)%   (1.39)%(4)
Portfolio turnover rate                                                     35.92%         37.62%   57.77%    36.67%(3)

--------
(1) For the period April 30, 2003 (commencement of operations) to December 31, 2003.
(2)  Based on average shares outstanding.
(3)  Not annualized.
(4)  Annualized.
(5)  Amount is less than 0.01%.

JUNE 30, 2007                                              BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY CONTRACTS FOR THE BARON PARTNERS FUND SERIES BY THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Board of Trustees (the "Board") of Baron Select Funds (the "Trust") met on May 15, 2007, to discuss the selection of BAMCO, Inc. as the investment adviser ("Adviser") and the approval of the investment advisory fee for the Baron Partners Fund series of the Trust (the "Fund"). The members of the Board who are not affiliated with the Fund's Adviser (the "Independent Trustees") met in separate session to discuss and consider the renewal of the advisory contract for the Fund. An independent consultant provided reports to the Board and attended the May Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant, and were advised by independent counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreement for the Fund for an additional one year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of services provided by the Adviser, the Independent Trustees relied on the information they received at the Board meeting, as well as on the information they received throughout the year. In particular, the Board considered the following:

     . their confidence in the Adviser's senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser's available resources;
     . the nature, quality and the level of performance of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Fund's custodian and transfer agent, the quality of shareholder reports, compliance with investment guidelines and restrictions, the legal, accounting and compliance services provided to the Fund and the support services provided to the Board;
     . the strength and quality of the Adviser's investment principles and processes and the historical performance of the Fund as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;
     . the total expense ratio of the Fund and its comparison to similar funds managed by other advisers over comparable periods;
     . the costs of portfolio management, including the types of investments made for the Fund, the personnel and systems necessary for the implementation of investment strategies and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Fund; and
     .    any additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund were appropriate and that the Fund was likely to continue to benefit from those services provided under the advisory contract with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

As part of their consideration of the investment performance of the Fund and the Adviser, the Board took into account reports prepared by an independent consultant and data supplied by independent data service providers. Performance of the Fund was compared to the performance of peer group funds managed by other advisers over comparable periods, and the expenses of the Fund were compared to the expenses of other funds. The Board considered total return and risk ratios of the Fund and of similar funds, and compared the annualized total return over one-, three-, five- and ten-year periods, where applicable, against expense group and performance universe averages. After considering all the information, the Board concluded that the Fund and its shareholders were benefiting from the Adviser's investment management of the Fund, with the understanding that past performance is no guarantee of future results.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

As part of their consideration of the cost of services provided and profits to be realized by the Adviser, the Board examined the fees charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser and by the independent consultant. The information considered by the Board compared various fees and expenses, as well as the total expense ratio, of the Fund against the same fees, expenses and total expense ratios of other funds of similar size, character and investment strategies. Although the total expense ratio for the Fund was not the lowest, it was not out of line with the funds against which it was compared. The Board noted that total expense ratios for the Fund had continued to decrease since the inception of the Fund.

The Board also considered the Adviser's management fees for other pooled investment vehicles managed by the Adviser and other mutual fund accounts for which the Adviser serves as a sub-adviser. While the fees for the sub-advised accounts are lower than the fees for the Funds, the Adviser performs only portfolio management services for those accounts and does not provide the many of the other services provided to the Fund. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, compliance, risk management and trustee support.

The Board also considered the costs of portfolio management, including the types of investments made for the Fund, the personnel and systems necessary to implement investment strategies and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Fund. In addition, the Board also considered the financial condition of the Adviser and its affiliates.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY CONTRACTS FOR THE BARON PARTNERS FUND SERIES BY THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Board concluded that the management fee, as well as the total expenses paid by the Fund to the Adviser, was reasonable in light of the services provided by the Adviser and the performance of the Fund over various time periods.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which the Fund's management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Fund does not have breakpoint fees. The Board considered that the small- and mid-cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as asset size increases. The Board considered other components of the services provided by the Adviser with respect to economies of scale achieved as asset size increases. The Board concluded that in light of the measures taken by the Adviser to support the Fund, including the increases in professional staff, the Fund's management fee structure was reasonable with respect to economies achieved for the benefit of shareholders. The Board will continue to assess economies of scale.

The Board acknowledged that the information that they had received form the Adviser and the independent consultant, and that the advice they received they received from independent counsel, was sufficient for them to make a decision with respect to the renewal of the advisory contract.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Fund's investment advisory agreement was in the best interests of the Fund and its shareholders.

                            [registered castle logo]

                              B   A  R  O   N
                              F  U  N  D  S(r)

                         767 Fifth Avenue, 49/th/ Fl.
                              New York, NY 10153
                                1.800.99.BARON
                                 212-583-2000
                              www.BaronFunds.com

[registered castle logo]

   B   A  R  O   N
   F  U  N  D  S(r)


                                                                           JUN07

Item 2. Code of Ethics.

        Not applicable at this time. This item is applicable to annual reports.

Item 3. Audit Committee Financial Expert.

        Not applicable at this time. This item is applicable to annual reports.

Item 4.  Principal Accountant Fees and Services.

        Not applicable at this time. This item is applicable to annual reports.

Item 5.  Audit Committee of Listed Registrants.

        Not applicable at this time. This item is applicable to annual reports.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE

            Not applicable at this time. This item is applicable to annual reports.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: August 31, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: August 31, 2007



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: August 31, 2007


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.